CONDENSED CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2013 USD ($)
CURRENT ASSETS:
Cash and cash equivalents	$ 33,163
Accounts receivable:
Oil and gas sales	102,483
Joint interest billing	42,631
Other	1,090
Commodity derivative contracts	700
Deferred income taxes	11,837
Other current assets	693
Total current assets	192,597
PROPERTY AND EQUIPMENT:
Oil and gas properties, on the basis of full cost accounting	3,060,661
Other property and equipment	11,113
Less accumulated depreciation, depletion, amortization and impairment	(976,880)
Net property and equipment	2,094,894
OTHER ASSETS:
Commodity derivative contracts	19
Other noncurrent assets	54,597
Total other assets	54,616
TOTAL	2,342,107
CURRENT LIABILITIES:
Accounts payable	21,493
Accrued liabilities	204,381
Commodity derivative contracts	27,880
Total current liabilities	253,754
LONG-TERM LIABILITIES:
Asset retirement obligations	26,308
Commodity derivative contracts	3,651
Long-term debt	1,701,150
Deferred income taxes	15,291
Other long-term liabilities	1,954
Total long-term liabilities	$ 1,748,354
COMMITMENTS AND CONTINGENCIES (Note 15)
STOCKHOLDERS' EQUITY
Preferred stock
Common stock, $0.01 par value, 100,000,000 shares authorized; 7,049,173 shares issued and 6,995,705 shares outstanding at December 31, 2014 and 6,892,574 shares issued and 6,880,704 shares outstanding at December 31, 2013	$ 69
Treasury stock	(664)
Additional paid-in-capital	871,667
Retained deficit	(531,076)
Total stockholders' (deficit) equity	339,999
TOTAL	2,342,107
Series A Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock	3
Total stockholders' (deficit) equity	$ 3